Retirement Benefit Plans - Movements in Defined Benefit Obligation and Fair Value of Plan Assets (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure Of Defined Plan [line items]
Net defined benefit liability (asset) at beginning of period	$ 2,691		$ 618	$ 7,088
Current service cost	3,024		2,918	2,866
Interest expense/interest income	6		(13)	27
Amounts recognized in profit or loss	3,030		2,905	2,893
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)	(875)		193	352
Actuarial (gain) losses recognized from changes in demographic assumptions	4		15	(124)
Actuarial (gains) losses recognized from changes in financial assumptions	1,273			1,715
Actuarial losses recognized from experience adjustments	813		1,816	100
Amounts recognized in other comprehensive income	1,215	$ 40	2,024	2,043
Contributions from employer	(4,374)		(2,635)	(11,235)
Benefits paid	0		0	0
Benefits paid directly by the Company	(192)		(221)	(171)
Net defined benefit liability (asset) at end of period	2,370		2,691	618
Present value of funded defined benefit obligation [Member]
Disclosure Of Defined Plan [line items]
Net defined benefit liability (asset) at beginning of period	37,663		34,572	30,882
Current service cost	3,024		2,918	2,866
Interest expense/interest income	550		506	600
Amounts recognized in profit or loss	3,574		3,424	3,466
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)	0		0	0
Actuarial (gain) losses recognized from changes in demographic assumptions	4		15	(124)
Actuarial (gains) losses recognized from changes in financial assumptions	1,273			1,715
Actuarial losses recognized from experience adjustments	813		1,816	100
Amounts recognized in other comprehensive income	2,090		1,831	1,691
Contributions from employer	0		0	0
Benefits paid	(1,738)		(1,943)	(1,296)
Benefits paid directly by the Company	(192)		(221)	(171)
Net defined benefit liability (asset) at end of period	41,397		37,663	34,572
Fair value of plan assets [Member]
Disclosure Of Defined Plan [line items]
Net defined benefit liability (asset) at beginning of period	34,972		33,954	23,794
Current service cost	0		0	0
Interest expense/interest income	544		519	573
Amounts recognized in profit or loss	544		519	573
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)	875		(193)	(352)
Actuarial (gain) losses recognized from changes in demographic assumptions	0		0	0
Actuarial (gains) losses recognized from changes in financial assumptions	0			0
Actuarial losses recognized from experience adjustments	0		0	0
Amounts recognized in other comprehensive income	875		(193)	(352)
Contributions from employer	4,374		2,635	11,235
Benefits paid	(1,738)		(1,943)	(1,296)
Benefits paid directly by the Company	0		0	0
Net defined benefit liability (asset) at end of period	$ 39,027		$ 34,972	$ 33,954